9. Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

In April 2016, the Company entered into Note Extension Agreement with existing note holders who held Promissory Notes for $1,600,000 scheduled to mature on May 21, 2016, whereby the note holders agreed to extend the maturity date of the Promissory notes to May 21, 2017.  As consideration for the extension the note holders received 480,000 five year warrants with an exercise price of $1.10 per share.

Long-term debt as of December 31, 2015 and 2014 consists of the following:

	2015	2014
Xerox Copier Lease, due in 63 installments of $145.
ending in April 2018. Payments include interest at 4%.	$3,873	$5,426
	3,873	5,426
Current portion	(1,500)	(1,500)
Long-term portion	$2,373	$3,926